Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities	Accrued and other current liabilities at December 31, 2024 and 2023 consist of the following:

(in thousands)	Notes	2024	2023

Payroll and related accruals		$85,579	$81,377
Other liabilities	(6)	82,671	62,819
Deferred revenue	(4)	70,827	66,432
Accrued expenses		51,673	70,007
Income taxes payable	(17)	24,946	12,475
Operating lease liabilities	(12)	24,335	22,268
Accrued contingent consideration and milestone payments	(15)	20,650	18,359
Cash collateral	(14)	16,790	5,440
Fair value of derivative instruments	(14)	13,753	49,774
Accrued interest on long-term debt	(16)	10,554	8,518
Accrued royalties	(20)	5,098	9,699
Total accrued and other current liabilities		$406,876	$407,168